Shareholders' Equity (Details) - USD ($)							12 Months Ended
	Sep. 03, 2025	Dec. 06, 2024	Sep. 27, 2024	Jul. 15, 2024	Mar. 29, 2021	Aug. 07, 2020	Sep. 30, 2025	Sep. 30, 2024	Mar. 24, 2025	Nov. 12, 2024	Sep. 30, 2023	Jul. 27, 2023	Jul. 03, 2023	Sep. 30, 2022	Mar. 25, 2021	Dec. 11, 2019
Shareholders’ Equity [Line Items]
Ordinary shares							2,000,000,000	2,000,000,000
Ordinary shares par value (in Dollars per share)							$ 11.25	$ 11.25
Ordinary shares, shares issued							563,338	42,880
Outstanding ordinary shares ratio							outstanding ordinary shares at a ratio of 320-for-1 share
Share issued after the split							16,000,000
Share outstanding after the split							16,000,000
Share capital (in Dollars)	$ 134,287,453.13338		$ 140,625,000						$ 140,625,000	$ 140,625,000
Preferred shares authorized	1,250,000								1,250,000
Preferred shares par value (in Dollars per share)	$ 11.25								$ 11.25
Outstanding shares							563,338	42,880
Offering price per share (in Dollars per share)				$ 1.25
Gross proceed (in Dollars)				$ 24,625,000
Net proceeds (in Dollars)				$ 24,625,000
Shares Issued, Price Per Share (in Dollars per share)									$ 0.28125	$ 0.01875
Excess Stock, Shares Issued									1	1
Paid-up capital (in Dollars)	$ 11.24999
Unissued Ordinary Share	12,020,495,313,338
unissued Preferred Shares	1,250,000
Common Stock, Voting Rights	100
Warrants term							5 years
Reserve is equal percentage								50.00%
Statutory amount (in Dollars)							$ 2,439,535,000	$ 2,439,535,000
Total restricted net assets (in Dollars)								$ 32,495,275,000			$ 6,067,827,000
Underwriter warrants [Member]
Shareholders’ Equity [Line Items]
Price per warrant (in Dollars per share)		$ 32					$ 0.001
Ordinary shares sold							6.00%
Warrants term							5 years
Warrant adjustments share (in Dollars)							$ 495,000
common warrants to purchase ordinary shares		18,750,000
Cede & Co [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	559,868
Ordinary shares par value (in Dollars per share)	$ 0.00001
Christopher Lin [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	1
Ordinary shares par value (in Dollars per share)	$ 0.00001
Michael Olson [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	1
Ordinary shares par value (in Dollars per share)	$ 0.00001
Daniel J Sleiman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	1
Ordinary shares par value (in Dollars per share)	$ 0.00001
Sununion Holding Group Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	3,467
Ordinary shares par value (in Dollars per share)	$ 0.00001
Director [Member]
Shareholders’ Equity [Line Items]
Share issuance				20,000,000
Preferred shares authorized												16,666,666.6666
Preferred shares par value (in Dollars per share)												$ 0.01875
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares			150,000,000						11,250,000	450,000,000
Ordinary shares par value (in Dollars per share)	0.00001		$ 0.01875	$ 0.01875			$ 0.003125		$ 11.25	$ 0.28125
Ordinary shares, shares issued									40	15
Share issuance				20,000,000			468,750	33,333
Share capital (in Dollars)			$ 3,125,000
Preferred shares par value (in Dollars per share)									$ 11.25
Outstanding shares							563,338	42,880			6,042			6,042
Offering price per share (in Dollars per share)				$ 1.25
Shares Issued, Price Per Share (in Dollars per share)										$ 0.01875
Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares												150,000,000
Ordinary Shares [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.01875
Ordinary shares divided			6,750,000,000
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized			750,000,000							50,000,000
Preferred shares par value (in Dollars per share)			$ 0.01875							$ 0.28125
Preferred Stock [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized												100,000,000
Preferred shares par value (in Dollars per share)												$ 0.003125
Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)												0.01875
Purchase Agreement [Member] | Underwriter warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants		18,750,000
Capital Reduction [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	0.00001
Capital Reduction [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 11.25
Sub -Division [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	12,022,495,313,338
Ordinary shares par value (in Dollars per share)	$ 0.00001
Unissued Ordinary Share	1,125,000
Sub -Division [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 11.25
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.01875											$ 0.003125
Gross proceed (in Dollars)				$ 25,000,000	$ 28,750,000
Underwriter warrants [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Purchase to warrant							300,000
Statutory Reserve and Restricted Net Assets [Member]
Shareholders’ Equity [Line Items]
Statutory surplus percentage								10.00%
Capital Alteration [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	2,000,000,000
Ordinary shares par value (in Dollars per share)	$ 0.00001
Share capital (in Dollars)	$ 20,000
Sub -Division [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	12,022,495,313,338
Ordinary shares par value (in Dollars per share)	$ 0.00001
Share capital (in Dollars)	$ 134,287,453.13338
Sub -Division [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 11.25
Sub -Division [Member] | Sub -Division [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.00001
Unissued Ordinary Share	1,125,000
Capital Reduction [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.00001
Preferred shares par value (in Dollars per share)	$ 11.25
Unissued Ordinary Share	12,020,495,313,338
unissued Preferred Shares	1,250,000
Universe INC [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares						100,000,000										50,000
Ordinary shares par value (in Dollars per share)						$ 0.003125										$ 1
Ordinary shares, shares issued						16,000,000										50,000
Original issued shares						50,000
Original shares par value (in Dollars per share)						$ 1
Share issuance						16,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	1,800,000,000
Ordinary shares par value (in Dollars per share)	$ 0.00001
Share capital (in Dollars)	$ 18,000
Class A Ordinary Shares [Member] | Cede & Co [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	559,868
Class A Ordinary Shares [Member] | Christopher Lin [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	1
Class A Ordinary Shares [Member] | Michael Olson [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	1
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	200,000,000
Ordinary shares par value (in Dollars per share)	$ 0.00001
Share capital (in Dollars)	$ 2,000
Class B Ordinary Shares [Member] | Daniel J Sleiman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	1
Class B Ordinary Shares [Member] | Sununion Holding Group Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	3,467
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)													$ 0.003125
Share capital (in Dollars)													$ 312,500
Preferred shares par value (in Dollars per share)													$ 0.003125
Minimum [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)												$ 0.01875
Ordinary shares, shares issued												3,625,000
Outstanding shares												3,625,000
Minimum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares													90,000,000
Minimum [Member] | Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares												150,000,000
Minimum [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized			16,666,666.6666										10,000,000
Preferred shares par value (in Dollars per share)			$ 0.01875
Minimum [Member] | Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)												$ 0.01875
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares			150,000,000										900,000,000
Share capital (in Dollars)			$ 3,125,000										$ 3,125,000
Maximum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.01875
Maximum [Member] | Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares												900,000,000
Ordinary shares par value (in Dollars per share)												$ 0.003125
Maximum [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)													$ 0.003125
Preferred shares authorized			16,666,666.6666										100,000,000
Preferred shares par value (in Dollars per share)													$ 0.003125
Maximum [Member] | Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)												$ 0.003125
Ordinary shares, shares issued												21,750,000
Outstanding shares												21,750,000